Sale of Business - Additional Information (Details) - Truckload, Temp Control and Mexican non asset logistics businesses $ in Millions	Aug. 31, 2022 USD ($)
Disclosure Of Disposal Of Business [Line Items]
Net consideration received	$ 553.0
Incremental selling costs	4.5
Gain on sale of business	$ 73.7